UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549


                              FORM N-Q


       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                   MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-2661

Name of Fund:  Merrill Lynch Pacific Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief
     Executive Officer, Merrill Lynch Pacific Fund, Inc., 800
     Scudders Mill Road, Plainsboro, NJ, 08536.  Mailing address:
     P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 01/01/05 - 03/31/05

Item 1 - Schedule of Investments


Merrill Lynch Pacific Fund, Inc.

Schedule of Investments as of March 31, 2005                                                              (in U.S. dollars)

Country             Industry*                 Shares Held   Common Stocks                                          Value
Australia - 2.6%    Capital Markets - 0.4%     1,842,100    Macquarie Capital Alliance Group (b)            $     2,849,916

                    Commercial Banks - 0.5%      152,000    National Australia Bank Ltd.                          3,333,385

                    Commercial Services &        539,706    Brambles Industries Ltd.                              3,319,045
                    Supplies - 0.5%

                    Textiles, Apparel &          770,000    Billabong International Ltd.                          7,921,933
                    Luxury Goods - 1.2%

                                                            Total Common Stocks in Australia                     17,424,279


Hong Kong - 7.4%    Automobiles - 0.5%         9,792,000    Denway Motors Ltd.                                    3,452,595

                    Commercial Banks - 1.7%      717,525    HSBC Holdings Plc Hong Kong Registered               11,407,758

                    Industrial                 1,730,438    Hutchison Whampoa Ltd.                               14,698,855
                    Conglomerates - 2.2%

                    Insurance - 1.0%           4,243,000    Ping An Insurance Group Co. of China Ltd. (b)         6,718,643

                    Real Estate - 1.7%         3,701,000    Wharf Holdings Ltd.                                  11,697,084

                    Transportation             3,750,000    Hainan Meilan International Airport Co., Ltd.         2,392,026
                    Infrastructure - 0.3%

                                                            Total Common Stocks in Hong Kong                     50,366,961


India - 2.9%        Diversified Financial        700,000    Reliance Capital Ltd.                                 2,861,560
                    Services - 0.4%

                    Insurance - 2.5%           1,336,000    Reliance Industries Ltd.                             16,704,207

                                                            Total Common Stocks in India                         19,565,767


Japan - 66.7%       Auto Components - 5.3%       597,000    Futaba Industrial Co., Ltd.                          10,465,361
                                                 913,000    Toyota Industries Corp.                              25,778,422
                                                                                                            ---------------
                                                                                                                 36,243,783

                    Automobiles - 4.3%         1,754,000    Fuji Heavy Industries Ltd.                            8,592,895
                                               1,136,000    Suzuki Motor Corp.                                   20,370,681
                                                                                                            ---------------
                                                                                                                 28,963,576

                    Beverages - 0.4%             127,148    Coca-Cola West Japan Co., Ltd.                        2,995,634

                    Building Products - 2.1%     573,000    Daikin Industries Ltd.                               14,464,286

                    Chemicals - 5.3%           2,350,000    Asahi Kasei Corp.                                    11,600,598
                                               2,250,000    Mitsubishi Rayon Co., Ltd.                            8,330,217
                                                 429,000    Shin-Etsu Chemical Co., Ltd.                         16,284,031
                                                                                                            ---------------
                                                                                                                 36,214,846

                    Commercial Banks - 0.9%    1,030,100    Shinsei Bank Ltd.                                     5,874,729



                    Construction &               998,000    JGC Corp.                                            10,916,791
                    Engineering - 3.8%         2,408,000    Okumura Corp.                                        14,678,534
                                                                                                            ---------------
                                                                                                                 25,595,325

                    Electric Utilities - 1.6%    451,600    Chubu Electric Power Co., Inc.                       10,872,008

                    Electronic Equipment &       127,000    Hoya Corp.                                           14,010,845
                    Instruments - 4.2%           271,900    Murata Manufacturing Co., Ltd.                       14,616,913
                                                                                                            ---------------
                                                                                                                 28,627,758

                    Food & Staples               218,000    Ito-Yokado Co., Ltd.                                  8,723,261
                    Retailing - 1.3%

                    Food Products - 2.3%         572,000    Ajinomoto Co., Inc.                                   6,994,914
                                                 774,000    Katokichi Co. Ltd. (b)                                5,673,298
                                                 387,000    Katokichi Co., Ltd.                                   2,858,358
                                                                                                            ---------------
                                                                                                                 15,526,570

                    Gas Utilities - 2.8%       4,772,000    Tokyo Gas Co., Ltd.                                  19,273,598

                    Health Care Equipment &      502,000    Terumo Corp.                                         15,159,499
                    Supplies - 2.2%

                    Household Durables - 2.1%    217,200    Rinnai Corp.                                          5,523,411
                                                 565,000    Sharp Corp.                                           8,567,969
                                                                                                            ---------------
                                                                                                                 14,091,380

                    IT Services - 0.3%            92,000    NS Solutions Corp.                                    2,171,840

                    Insurance - 11.1%          4,801,300    Aioi Insurance Co., Ltd.                             25,945,694
                                                   1,619    Millea Holdings, Inc.                                23,612,939
                                               2,385,000    Mitsui Sumitomo Insurance Co., Ltd.                  21,918,988
                                                 500,000    Nipponkoa Insurance Co., Ltd.                         3,435,864
                                                                                                            ---------------
                                                                                                                 74,913,485

                    Machinery - 3.9%           2,996,000    Kubota Corp.                                         16,021,990
                                               1,979,000    Tadano Ltd.                                          10,065,221
                                                                                                            ---------------
                                                                                                                 26,087,211

                    Office Electronics - 1.9%    242,000    Canon, Inc.                                          13,009,536

                    Pharmaceuticals - 4.0%       560,000    Takeda Pharmaceutical Co., Ltd.                      26,753,927

                    Semiconductors &             126,300    Rohm Co., Ltd.                                       12,221,438
                    Semiconductor
                    Equipment - 1.8%

                    Software - 2.1%              161,000    Fuji Soft ABC, Inc.                                   4,937,173
                                                 212,000    Trend Micro, Inc.                                     9,137,248
                                                                                                            ---------------
                                                                                                                 14,074,421

                    Trading Companies &        1,555,000    Mitsubishi Corp.                                     20,193,484
                    Distributors - 3.0%

                                                            Total Common Stocks in Japan                        452,051,595


New Zealand - 6.2%  Diversified Financial     28,227,941    Guinness Peat Group Plc                              41,860,316
                    Services - 6.2%

                                                            Total Common Stocks in New Zealand                   41,860,316


Singapore - 3.8%    Commercial Banks - 2.1%    1,738,400    Oversea-Chinese Banking Corp.                        14,545,516

                    Industrial                 1,747,000    Keppel Corp. Ltd.                                    11,545,686
                    Conglomerates - 1.7%

                                                            Total Common Stocks in Singapore                     26,091,202


South Korea - 6.3%  Automobiles - 0.6%            75,000    Hyundai Motor Co.                                     4,062,038

                    Chemicals - 0.7%             375,000    Hanwha Chemical Corp.                                 4,948,301

                    Diversified                  294,200    KT Corp. (a)                                          6,269,402
                    Telecommunication
                    Services - 0.9%

                    Metals & Mining - 3.5%       473,000    POSCO (a)                                            23,347,280

                    Textiles, Apparel &          250,000    Cheil Industries, Inc.                                4,062,038
                    Luxury Goods - 0.6%

                                                            Total Common Stocks in South Korea                   42,689,059


Taiwan - 1.6%       Electronic Equipment &     1,563,000    Delta Electronics, Inc.                               2,535,051
                    Instruments - 0.4%

                    Machinery - 0.0%             861,000    Yungtay Engineering Co., Ltd.                           467,311

                    Metals & Mining - 1.2%       361,732    China Steel Corp. (a)                                 8,071,398

                                                            Total Common Stocks in Taiwan                        11,073,760


Thailand - 0.6%     Commercial Banks - 0.6%    3,158,000    Siam Commercial Bank PCL Foreign Shares               4,077,183

                                                            Total Common Stocks in Thailand                       4,077,183

                                                            Total Investments in Common Stocks
                                                            (Cost - $424,179,834) - 98.1%                       665,200,122


                                      Beneficial Interest   Short-Term Securities
                                              $6,642,498    Merrill Lynch Liquidity Series, LLC Cash
                                                            Sweep Series I (c)                                    6,642,498

                                                            Total Investments in Short-Term Securities
                                                            (Cost - $6,642,498) - 1.0%                            6,642,498

                    Total Investments (Cost - $430,822,332**) - 99.1%                                           671,842,620
                    Other Assets Less Liabilities - 0.9%                                                          6,437,969
                                                                                                            ---------------
                    Net Assets - 100.0%                                                                     $   678,280,589
                                                                                                            ===============

  * For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.  This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

 ** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                  $   473,992,137
                                                    ===============
    Gross unrealized appreciation                   $   200,390,311
    Gross unrealized depreciation                       (2,539,828)
                                                    ---------------
    Net unrealized appreciation                     $   197,850,483
                                                    ===============

(a) Depositary Receipts.

(b) Non-income producing security.

(c) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company
    Act of 1940) were as follows:


                                                    Net           Interest
    Affiliate                                     Activity          Income

    Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                     $   3,782,017      $  40,924
    Merrill Lynch Liquidity Series, LLC
       Money Market Series                     $ (1,430,000)      $   8,856



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Pacific Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Pacific Fund, Inc.


Date: May 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       ----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Pacific Fund, Inc.


Date: May 23, 2005


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Pacific Fund, Inc.


Date: May 23, 2005